GUARANTEE LIABILITIES - movement of guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($)
GUARANTEE LIABILITIES
Beginning balance of the period		¥ 910,949
Guarantee income (i) (Note 18)	¥ 44,471	207,825	$ 31,720
Ending balance of the period	910,949	2,441				$ 373
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Beginning balance of the period				¥ 321,255
Beginning balance of the period	388,307	207,997		146,427	¥ 173,907
Fair value of guarantee liabilities upon the inception of new guarantees				405,084	403,370
Guarantee liabilities settled				(398,167)	(257,953)
Losses from guarantee liabilities				362,597	1,931
Reclassified as liabilities held for sale (Note 3)					(174,828)
Net assets transferred (Note 3)				(302,462)
Guarantee income (i) (Note 18)	(44,471)	(207,825)
Ending balance of the period	207,997	172		¥ 388,307	¥ 146,427
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Beginning balance of the period		702,952
Ending balance of the period	702,952	¥ 2,269
ASU 2016-13 | Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Changes on initial application of ASU 2016-13	¥ (135,839)